Expense Example	Apr. 28, 2025 USD ($)
Milliman - Capital Group Hedged U.S. Growth Fund - Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	1,989
Expense Example, with Redemption, 5 Years	3,703
Expense Example, with Redemption, 10 Years	7,363
Milliman - Capital Group Hedged U.S. Income and Growth Fund - Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	2,015
Expense Example, with Redemption, 5 Years	3,749
Expense Example, with Redemption, 10 Years	$ 7,430